Document and Entity Information	12 Months Ended
Mar. 31, 2026
Document and Entity Information [Abstract]
Entity Registrant Name	Dorian LPG Ltd.
Document Type	DEF 14A
Entity Central Index Key	0001596993
Amendment Flag	false